Fair Value Measurements	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements

10. Fair Value Measurements

For certain of the Company’s financial instruments, including cash, accounts receivables, accounts payable, and accrued expenses, the carrying value approximates fair value due to the short-term maturities of these instruments.

Contingent consideration resulting from the acquisition of Annese on July 14, 2017, is recorded at fair value of approximately $956,000 as of December 31, 2017. The fair value of the contingent consideration liability was estimated using significant other unobservable inputs (Level 3 of the fair value hierarchy) based upon a risk-adjusted present value of the expected payments by us.

The fair value of the Company’s long-term debt as of December 31, 2017 and 2016 approximates the carrying value of $582,325,000 and, $404,138,000 respectively. The Company uses significant other unobservable inputs to estimate fair value (Level 3 of the fair value hierarchy) of long-term debt based on the present value of future cash flows, interest rates, maturities and collateral requirements available for companies with similar credit ratings.

For certain of the Company’s nonfinancial assets, including goodwill, intangible assets and property and equipment, the Company may be required to assess the fair values of these assets, on a recurring or nonrecurring basis, and record an impairment if the carrying value exceeds the fair value. In determining the fair value of these assets, the Company may use a combination of valuation methods, which include Level 3 inputs. For the periods presented, there were no impairment charges. See Notes 1—Nature of Business and Summary of Significant Accounting Policies and 5—Goodwill and Finite-Life Intangible Assets for additional information regarding the Company’s determination of fair value regarding goodwill and indefinite-lived intangible assets.

In conjunction with the acquisitions discussed in Note 2—Acquisitions, the Company used a combination of valuation methods which include Level 3 inputs in determining the fair values of the assets and liabilities acquired as well as the fair value of the consideration transferred.